Related party transactions - Schedule of Name and Relationship with Related Parties (Details)	6 Months Ended
Jun. 30, 2026
New Link [Member]
Related party transactions - Schedule of Name and Relationship with Related Parties (Details) [Line Items]
Name of related parties	Newlink
Relationship with the group	Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co Ltd [Member]
Related party transactions - Schedule of Name and Relationship with Related Parties (Details) [Line Items]
Name of related parties	Huzhou Zhidianlaile New Energy Technology Co., Ltd.
Relationship with the group	Significantly influenced by the Group